Consolidated Statements of Changes in Equity $ in Thousands	Share capital [Member] USD ($) shares	Share option reserve [Member] USD ($)	Reserves [Member] USD ($)	Accumulated other comprehensive loss [Member] USD ($)	Retained earnings [Member] USD ($)	Total equity attributable to the equity holders of the Company [Member] USD ($)	Non-controlling interests [Member] USD ($)	USD ($) shares
Balance at Mar. 31, 2017	$ 232,155	$ 13,325	$ 25,409	$ (50,419)	$ 42,651	$ 263,121	$ 54,814	$ 317,935
Balance, Shares at Mar. 31, 2017 | shares	167,889,636
Options exercised	$ 751	(201)				550		$ 550
Options exercised, Shares | shares	857,020							857,020
Share-based compensation		1,566				1,566		$ 1,566
Dividends declared					(3,362)	(3,362)		(3,362)
Distribution to non-controlling interests							(2,917)	(2,917)
Common shares repurchased as part of normal course issuer bid	$ (4,177)					(4,177)		$ (4,177)
Common shares repurchased as part of normal course issuer bid, Shares | shares	(1,717,100)							(1,717,100)
Comprehensive income				24,544	46,994	71,538	17,046	$ 88,584
Balance at Mar. 31, 2018	$ 228,729	14,690	25,409	(25,875)	86,283	329,236	68,943	398,179
Balance, Shares at Mar. 31, 2018 | shares	167,029,556
Options exercised	$ 2,540	(688)				1,852		$ 1,852
Options exercised, Shares | shares	2,812,496							2,812,496
Share-based compensation		1,896				1,896		$ 1,896
Dividends declared					(4,208)	(4,208)		(4,208)
Distribution to non-controlling interests							(13,259)	(13,259)
Disposition of non-controlling interests upon sale of a subsidiary							(1,002)	(1,002)
Acquisition of non-controlling interest					(5,065)	(5,065)	1,794	(3,271)
Comprehensive income				(15,989)	39,724	23,735	9,259	32,994
Balance at Mar. 31, 2019	$ 231,269	$ 15,898	$ 25,409	$ (41,864)	$ 116,734	$ 347,446	$ 65,735	$ 413,181
Balance, Shares at Mar. 31, 2019 | shares	169,842,052